Gross Investment In Lease (Tables)	12 Months Ended
Dec. 31, 2011
Gross Investment In Lease [Abstract]
Schedule Of Investment In Lease

	December 31, 2011	December 31, 2010
Gross investment in lease	$110,438	—
Current portion	(14,640)	—

	$95,798	$—